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                      SUPPLEMENT DATED FEBRUARY 27, 2006
                        TO PROSPECTUS DATED MAY 1, 2005
              AS SUPPLEMENTED ON JUNE 27, 2005, NOVEMBER 1, 2005
                              AND JANUARY 3, 2006
                     METROPOLITAN LIFE SEPARATE ACCOUNT E
             PREFERENCE PLUS SELECT(R) VARIABLE ANNUITY CONTRACTS
                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

This Supplement updates certain information contained in the Metropolitan Life Separate Account E prospectus dated May 1, 2005, as supplemented on June 27, 2005, November 1, 2005 and January 3, 2006 for Preference Plus Select individual deferred variable annuity contracts. This supplement should be read in its entirety with the Prospectus and the supplements.

On or after February 27, 2006, purchasers who purchase Predictor Plus (Version III of the Guaranteed Minimum Income Benefit) are permitted to elect an Optional Reset of the annual increase amount to the Account Balance each Contract Anniversary, instead of every third Contract Anniversary.

1. SUBSTITUTE THE FOLLOWING FOR THE FIRST PARAGRAPH OF FOOTNOTE 7 ON PAGE 9:

The charge for the Guaranteed Minimum Income Benefit and the Guaranteed Withdrawal Benefit is a percentage of your guaranteed minimum income base or Guaranteed Withdrawal Amount, respectively, as defined later in this Prospectus, and is deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Account balance, your Enhanced Dollar Cost Averaging Program and Separate Account balance. (We take amounts from the Separate Account by canceling accumulation units from your Separate Account.) You do not pay this charge once you are in the pay-out phase of your Contract. The Fixed Account is not available with a Deferred Annuity issued in New York State and Washington State with the Guaranteed Minimum Income Benefit. The Fixed Account is not available with Version III of the Guaranteed Minimum Income Benefit. The Fixed Account is not available with a Deferred Annuity issued in New York State and Washington State with the Guaranteed Withdrawal Benefit. If you elect an Optional Reset of the Guaranteed Minimum Income Benefit, as permitted under Version III of this benefit, we may increase the Guaranteed Minimum Income Benefit charge to the then current charge, but to no more than a maximum of 1.50% of the guaranteed minimum income base. Different Separate Account charges for Versions I and II of the Guaranteed Minimum Income Benefit were in effect prior to May l, 2005. If you elect an Optional Reset of the Guaranteed Withdrawal Benefit on the third Contract Anniversary (Enhanced Guaranteed Withdrawal Benefit only) or fifth Contract Anniversary or thereafter, as permitted under this benefit, we may increase the Guaranteed Withdrawal Benefit charge to the then current charge, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.

2. DELETE THE SECTION "OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT" ON PAGE 55 AND SUBSTITUTE THE FOLLOWING:

  OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT

Version I or II of the Guaranteed Minimum Income Benefit, depending on your state, is available for an additional charge of 0.50% of the guaranteed minimum income base (as defined later in this Prospectus), deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. Version III of the Guaranteed Minimum Income Benefit, if approved in your state, is available for an additional charge of 0.75% of the guaranteed minimum income base, deducted at the end of each Contract Year in the same manner. We take amounts from the Separate Account by canceling accumulation units from your Separate Account. If you elect the Optional Reset of Version III of the Guaranteed Minimum Income Benefit, as permitted under this version of the benefit, we may increase the charge for this benefit to the then current charge, but no more than a maximum of 1.50% of the guaranteed minimum income base.

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3. SUBSTITUTE THE FOLLOWING FOR THE FIRST PARAGRAPH OF THE "OPTIONAL RESET"
   SECTION ON PAGE 80:

  OPTIONAL RESET

On any Contract Anniversary on or after the first Contract Anniversary (third Contract Anniversary for Contracts with this optional benefit issued prior to February 27, 2006), the contract owner may elect to reset the annual increase amount to the Account Balance. Such a reset may be beneficial if your Account Balance has grown at a rate above the accumulation rate on the annual increase amount. However, resetting the annual increase amount will increase your waiting period for exercising this Guaranteed Minimum Income Benefit by recommencing the 10-year waiting period. A contract owner may elect to reset the annual increase amount only if (1) the Account Balance exceeds the annual increase amount immediately before the reset and (2) the contract owner (or oldest joint contract owner or annuitant if the Contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset. We must receive your request to exercise the Optional Reset in writing, or any other method that we agree to, within the 30 day period immediately preceding the applicable Contract Anniversary. You may elect an Optional Reset at any subsequent Contract Anniversary as long as it has been at least one year (or three years for Contracts with this optional benefit issued prior to February 27, 2006) since the last Optional Reset and all other requirements are met. Although we reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of Contract, we are waiving this right and will permit contract owners to exercise the Optional Reset feature even if this benefit is no longer offered for this class of the Deferred Annuity.

4. ADD THE FOLLOWING EXAMPLES FOR THE OPTIONAL RESET ON PAGE 83:

  THE OPTIONAL RESET

1. Optional Reset-Annual Contract Anniversary

Initial investment is $100,000. Assume that no withdrawals are taken. The 5% Compounding Component of the Income Base is $105,000 on the first Contract Anniversary. Assume the Account Balance at the first Contract Anniversary is $110,000 due to good market performance, and the Optional Reset is elected at this time. The effect of the optional rest election is:

    1) The 5% Compounding Component of the Income Base resets from $105,000 to $110,000.

    2) The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset to 10 years from date of reset to the eleventh Contract Anniversary.

    3) The Guaranteed Minimum Income Benefit fee is reset to the fee that MetLife is charging new contract owners at that time.

The 5% Compounding Component of the Income Base is $115,500 at the second Contract Anniversary ($110,000 accumulates at the annual increase rate of 5%). Assume the Account Balance at the second Contract Anniversary is $120,000 due to good market performance, and the Optional Reset is elected at this time.

    1) The 5% Compounding Component of the Income Base resets from $115,500 to $120,000.

    2) The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the date of the reset to the twelfth Contract Anniversary.

    3) The Guaranteed Minimum Income Benefit fee is reset to the fee that MetLife is charging new contract owners at that time.

The 5% Compounding Component of the Income Base is $126,000 at the 3rd Contract Anniversary ($120,000 accumulates at the annual increase rate of 5%). Assume the Account Balance at the 3rd Contract Anniversary is $130,000 due to good market performance, and the Optional Reset is elected at this time.

    1) The 5% Compounding Component of the Income Base resets from $126,000 to $130,000.

    2) The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset from the date of the reset to the thirteenth Contract Anniversary.

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    3) The Guaranteed Minimum Income Benefit fee is reset to the fee that
       MetLife is charging new contract owners at that time.

The 5% Compounding Component of the Income Base is $136,500 at the 4th Contract Anniversary ($130,000 accumulates at the annual increase rate of 5%). Assume the Account Balance at the 4th Contract Anniversary is $120,000 due to poor market performance. A reset will not occur because the Account Balance is below the annual increase amount.

The 5% Compounding Component of the Income Base is $165,917 at the 8th Contract Anniversary ( $136,500 accumulates each year at the annual increase rate of 5%). Assume the Account Balance at the 8th Contract Anniversary is $180,000 due to good market performance. No Optional Reset is elected.

    1) The 5% Compounding Component of the Income Base remains at $165,917.

    2) The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit remains at the 13th Contract Anniversary (10 years from last reset date).

    3) The Guaranteed Minimum Income Benefit fee remains at its current level.

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       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

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